Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Loss before taxation	$ (8,773)	$ (12,535)
Adjustments for:
Depreciation of plant and equipment	3	18
Amortization of right-of-use assets	91	115
Amortization of intangible assets	0	10
Impairment loss on financial assets (expected credit loss)	2,300	0
Impairment losses on intangible assets	0	1,500
Right-of-use assets and associated lease liabilities write-off	0	7
Fair value change of financial liabilities at FVTPL	60	384
Finance costs	87	35
Share-based payment expenses	1,017	3,274
Losses on disposal of property and equipment	0	15
Operating cash flows before movements in working capital	(5,215)	(7,177)
Decrease (Increase) in deposits, prepayments and deferred expenses, and accounts receivable	(159)	(7,541)
Increase in other payables and accruals, and other non-current liabilities	1,078	7,095
NET CASH USED IN OPERATION	(4,296)	(7,623)
Taxation paid	(1)	(1)
NET CASH USED IN OPERATING ACTIVITIES	(4,297)	(7,624)
INVESTING ACTIVITIES
Proceeds from disposal of plant and equipment	0	48
NET CASH PROVIDED BY INVESTING ACTIVITIES	0	48
FINANCING ACTIVITIES
Proceeds from issuance of convertible note, net of issuance costs	1,991	0
Proceeds from issue of shares upon exercise of share options	168	0
Interest paid	(25)	(35)
Repayment of lease liabilities	(103)	(47)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	2,031	(82)
Effects of Exchange Rate Changes on Cash and Cash Equivalents	1	(14)
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,265)	(7,672)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	3,276	9,766
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	1,011	2,094
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Deemed distribution to a related party - excess of the fair value of the convertible note over the proceeds (Note 15)	376	0
Reconciliation of movement in lease right-of-use assets and associated lease liabilities	$ 0	$ 142